Geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic information
Revenues Derived By Geographic Area
	2023	2022	2021
International	$2,145,716	$-	$3,134,250
Other	-	-	-
	2,145,716	-	3,134,250